May 07, 2019
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND
May 7, 2019 DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND Dreyfus Short-Intermediate Municipal Bond Fund Supplement to Summary and Statutory Prospectuses Dated August 1, 2018

Effective on July 17, 2019, the following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” and “Shareholder Guide – Choosing a Share Class – Class A Shares” and “ – Class I Shares” in the fund’s statutory prospectus:

Class A Shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase.  The amount of the initial sales charge is based on the size of your investment, as the following table shows.

	Total Sales Load--Class A Shares
Amount of Transaction	As a % of Offering Price per Share	As a % of Net Asset Value per Share
Less than $100,000	2.50	2.56
$100,000 to less than $250,000	1.50	1.52
$250,000 or more*	-0-	-0-

* No front-end sales load applies on investments of $250,000 or more, but, except as noted below, a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase.  With respect to Class A shares purchased prior to July 17, 2019, a CDSC of 0.75% may be imposed on certain redemptions of such shares within 18 months of the date of purchase.  See "Additional Information About CDSCs" below.

Class I Shares

Since you pay no initial sales charge, an investment of less than $250,000 in Class I shares buys more shares than the same investment would in a class of shares subject to an initial sales charge.